Offerings	Sep. 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	15,923,567
Proposed Maximum Offering Price per Unit	1.15
Maximum Aggregate Offering Price	$ 18,312,102.05
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,803.58
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share issuable upon exercise of the Warrants
Amount Registered | shares	16,981,110
Proposed Maximum Offering Price per Unit	1.15
Maximum Aggregate Offering Price	$ 19,528,276.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,989.78
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	15,923,567
Proposed Maximum Offering Price per Unit	0.4756
Maximum Aggregate Offering Price	$ 7,573,248.47
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,159.46
Offering Note	Represents the difference between the $1.15 Proposed Maximum Offering Price Per Unit previously paid in August 2025 and the $1.6256 Proposed Maximum Offering Price Per Unit being paid in connection with the September 2025 filing.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share issuable upon exercise of the Warrants
Amount Registered | shares	16,981,110
Proposed Maximum Offering Price per Unit	0.4756
Maximum Aggregate Offering Price	$ 8,076,215.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,236.47
Offering Note	Represents the difference between the $1.15 Proposed Maximum Offering Price Per Unit previously paid in August 2025 and the $1.6256 Proposed Maximum Offering Price Per Unit being paid in connection with the September 2025 filing.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	1.6256
Maximum Aggregate Offering Price	$ 243,840.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 37.33
Offering Note	The shares of common stock of Brag House Holdings, Inc. (the “Registrant”) will be offered for resale by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

This registration statement registers the resale by the selling stockholders of up to an aggregate of 33,590,770 shares of common stock, par value $0.0001 per share, issued by the Registrant pursuant to (a) a Securities Purchase Agreement, dated July 24, 2025, consisting of (i) 15,923,567 shares of common stock issuable upon conversion of 15,000 shares of Series B Preferred Stock, par value $0.0001 per share and (ii) warrants to purchase up to an aggregate of 15,923,567 shares of common stock; (b) a Placement Agent Agreement, dated July 24, 2025, subsequently amended and restated on July 31, 2025, consisting of 1,057,543 placement agent warrants exercisable for 1,057,543 shares of common stock; (c) a Termination Agreement, dated June 28, 2025, consisting of 536,093 warrants to purchase 536,093 shares of common stock; and (d) a Settlement Agreement, dated September 11, 2025, consisting of 150,000 shares of common stock.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the Nasdaq Capital Market on September 17, 2025, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.

Represents the difference between the 15,923,567 shares previously registered and the 16,073,567 shares being registered hereby.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share issuable upon exercise of the Warrants
Amount Registered | shares	536,093
Proposed Maximum Offering Price per Unit	1.6256
Maximum Aggregate Offering Price	$ 871,472.78
Fee Rate	0.01531%
Amount of Registration Fee	$ 133.42
Offering Note	The shares of common stock of Brag House Holdings, Inc. (the “Registrant”) will be offered for resale by the selling stockholders pursuant to the prospectus contained herein. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

This registration statement registers the resale by the selling stockholders of up to an aggregate of 33,590,770 shares of common stock, par value $0.0001 per share, issued by the Registrant pursuant to (a) a Securities Purchase Agreement, dated July 24, 2025, consisting of (i) 15,923,567 shares of common stock issuable upon conversion of 15,000 shares of Series B Preferred Stock, par value $0.0001 per share and (ii) warrants to purchase up to an aggregate of 15,923,567 shares of common stock; (b) a Placement Agent Agreement, dated July 24, 2025, subsequently amended and restated on July 31, 2025, consisting of 1,057,543 placement agent warrants exercisable for 1,057,543 shares of common stock; (c) a Termination Agreement, dated June 28, 2025, consisting of 536,093 warrants to purchase 536,093 shares of common stock; and (d) a Settlement Agreement, dated September 11, 2025, consisting of 150,000 shares of common stock.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of common stock as reported on the Nasdaq Capital Market on September 17, 2025, which date is a date within five business days of the filing of the registration statement for the registration of the securities listed in the table above.

Represents the difference between the 16,981,110 warrant shares previously registered and 17,517,203 warrant shares being registered hereby.